Note 23 - Fair Value	12 Months Ended
Dec. 31, 2011
Fair Value Disclosures [Text Block]
NOTE 23 – FAIR VALUE

Carrying amount and estimated fair values of financial instruments were as follows at year end:

	(In Thousands of Dollars)
	December 31, 2011		December 31, 2010
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Financial Assets:
Cash and cash equivalents	$75,816	$75,816	$73,538	$73,538
FDIC insured bank certificates of deposit	4,432	4,432	10,405	10,405
Trading account securities	2	2	13	13
Securities available for sale	342,184	342,184	255,703	255,703
Federal Home Loan Bank stock	7,266	7,266	8,203	8,203
Loans held for sale	349	349	1,355	1,355
Loans, net	962,890	944,756	1,010,189	987,800
Accrued interest receivable	4,531	4,531	4,689	4,689
Financial Liabilities:
Deposits	(1,220,542)	(1,215,484)	(1,183,783)	(1,173,030)
Securities sold under agreements to repurchase and overnight borrowings	(46,784)	(46,784)	(41,328)	(41,328)
Federal Home Loan Bank advances	(19,457)	(21,359)	(40,658)	(42,684)
Accrued interest payable	(762)	(762)	(1,467)	(1,467)
Subordinated debentures	(36,084)	(36,488)	(36,084)	(37,051)

The methods and assumptions used to estimate fair value are described as follows: The carrying amount is the estimated fair value for cash and cash equivalents, short term borrowings, Federal Home Loan Bank stock, accrued interest receivable and payable, demand deposits, short term debt, and variable rate loans or deposits that re-price frequently and fully. Security fair values are based on market prices or dealer quotes, and if no such information is available, on the rate and term of the security and information about the issuer. For fixed rate loans and variable rate loans, fair value is based on discounted cash flows using current market rates applied to the estimated life and credit risk based on historical losses on similar loan pools. For deposits with infrequent re-pricing or re-pricing limits, fair value is based on discounted cash flows using current market rates applied to the estimated life of the product.

Fair values for impaired loans are estimated using discounted cash flow analysis or underlying collateral values for the specific loans in the portfolio and assumes the bank will resolve them through orderly liquidation. Fair value of loans held for sale is based on market quotes. Fair value of debt is based on current rates for similar financing. The fair value of off-balance sheet items is based on the current fees or cost that would be charged to enter into or terminate such arrangements. The fair value of off-balance sheet items was not material to the consolidated financial statements at December 31, 2011 and December 31, 2010.

The following tables present information about our assets measured at fair value on a recurring basis at December 31, 2011, and valuation techniques used by us to determine those fair values.

Fair values determined by Level 2 inputs use other inputs that are observable, either directly or indirectly. These Level 2 inputs include quoted prices for similar assets in active markets, and other inputs such as interest rates and yield curves that are observable at commonly quoted intervals.

Level 3 inputs are unobservable inputs, including inputs that are available in situations where there is little, if any, market activity for the related asset or liability. Level 3 Securities include local Municipal Securities where market pricing is not available, trust preferred securities issued by banks, and other miscellaneous investments.

Assets Measured at Fair Value on a Recurring Basis

(Dollars in Thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
December 31, 2011
Securities available for sale
U.S. Government Agency Bonds	$0	$133,834	$0	$133,834
Mortgage Backed Securities	0	71,052	0	71,052
U.S. Government Agency CMOs	0	57,845	0	57,845
Municipal Securities	0	62,447	15,342	77,789
Equity and Other Securities	92	0	1,572	1,664
Total Securities available for sale	$92	$325,179	$16,914	$342,184

Trading equity securities	$2	$0	$0	$2

December 31, 2010
Securities available for sale
Treasury Notes	$12,530	$0	$0	$12,530
U.S. Government Agency Bonds	0	82,897	0	82,897
Mortgage Backed Securities	0	55,899	0	55,899
U.S. Government Agency CMOs	0	54,643	0	54,643
Municipal Securities	0	38,371	9,716	48,087
Equity and Other Securities	530	0	1,117	1,647
Total Securities available for sale	$13,060	$231,810	$10,833	$255,703

Trading equity securities	$13	$0	$0	$13

Changes in Level 3 Assets Measured at Fair Value on a Recurring Basis

(Dollars in Thousands)	2011	2010
Balance at beginning of year	$10,833	$7,559
Total realized and unrealized gains/(losses) included in income	0	(150)
Total unrealized gains/(losses) included in other comprehensive income	0	56
Purchases of securities	11,325	5,127
Sales of securities	0	(897)
Calls and maturities	(5,244)	(862)
Net transfers in/(out) of Level 3	0	0
Balance at December 31 of each year	$16,914	$10,833

Both observable and unobservable inputs may be used to determine the fair value of positions classified as Level 3 assets. As a result, the unrealized gains and losses for these assets presented in the tables above may include changes in fair value that were attributable to both observable and unobservable inputs.

Available for sale investments securities categorized as Level 3 assets primarily consist of bonds issued by local municipalities and other like assets. We carry local municipal securities at historical cost, which approximates fair value, unless economic conditions for the municipality changes to a degree requiring a valuation adjustment.

We also have assets that under certain conditions are subject to measurement at fair value on a non-recurring basis. These assets consist of impaired loans and other real estate owned. We have estimated the fair value of impaired loans using Level 3 inputs, specifically valuation of loans based on either a discounted cash flow projection, or a discount to the appraised value of the collateral underlying the loan. We use discounted appraised values or broker’s price opinions to determine the fair value other real estate owned.

Assets Measured at Fair Value on a Nonrecurring Basis

(Dollars in Thousands)	Balance at December 31,	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Losses for the period ended December 31,
2011
Impaired loans	$41,889	0	0	$41,889	$(9,827)
Other Real Estate Owned	$2,223	0	0	$2,223	$(1,290)

2010
Impaired loans	$36,418	0	0	$36,418	$(7,748)
Other Real Estate Owned	$3,751	0	0	$3,751	$(1,579)

Impaired loans categorized as Level 3 assets consist of non-homogeneous loans that are considered impaired. We estimate the fair value of the loans based on the present value of expected future cash flows using management’s best estimate of key assumptions. These assumptions include future payment ability, timing of payment streams, and estimated realizable values of available collateral (typically based on outside appraisals). Other Real Estate Owned is valued based on either a recent appraisal for the property or a brokers' price opinion of the value of the property, which are discounted for expected costs to dispose of the property. The $9,827,000 loss on impaired loans indicated in the table above, for year ended December 31, 2011, and the $7,748,000 for the year ended December 31, 2010, were charged to the allowance for loan losses, while the $1,290,000 and the $1,579,000 losses, for the years ended December 31 of 2011 and 2010, in other real estate owned were charged to earnings through other non-interest expense on the income statement.